UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: September 30, 2003" Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI October 23, 2003"

	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 48
	"Form 13F Information Table Value Total:  $169,971"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"6,168"	"143,452"			other	0	"4,700"	0	"138,752"
	Alberto Culver Cl. A	com	013068200	"1,043"	"18,300"			other	0	0	0	"18,300"
	American Int'l Group	com	026874107	"5,782"	"99,681"			other	0	"2,500"	0	"97,181"
	Amgen	com	031162100	"8,816"	"135,633"			other	0	"3,600"	0	"132,033"
	Analog Devices	com	032654105	"2,236"	"58,855"			other	0	"1,600"	0	"57,255"
	Anheuser-Busch	com	035229103	652	"13,315"			other	0	200	0	"13,115"
	Automatic Data Processing	com	053015103	"6,743"	"187,307"			other	0	"5,750"	0	"181,557"
	"Cardinal Health, Inc"	com	14149Y108	"2,044"	"35,235"			other	0	500	0	"34,375"
	Citizens Banking Corp.	com	174420109	672	"25,837"			other	0	0	0	"25,837"
	Cintas	com	172908105	"3,559"	"96,195"			other	0	"2,000"	0	"94,195"
	Cisco Systems	com	17275R102	"7,742"	"387,103"			other	0	"14,050"	0	"373,053"
	Coca-Cola	com	191216100	"1,489"	"34,632"			other	0	0	0	"34,632"
	Colgate-Palmolive	com	194162103	"7,698"	"137,474"			other	0	"4,550"	0	"132,924"
	CVS Corp	com	126650100	552	"17,801"			other	0	0	0	"17,801"
	EMC Corp.	com	268648102	824	"63,394"			other	0	"1,700"	0	"61,694"
	Emerson Electric	com	291011104	252	"4,748"			other	0	0		"4,748"
	Exxon-Mobil	com	30231G102	325	"8,780"			other	0	0	0	"8,780"
	First Data Corp.	com	319963104	"2,729"	"68,235"			other	0	"2,650"	0	"65,585"
	General Electric	com	369604103	971	"32,362"			other	0	0	0	"32,362"
	Heinz (H. J.)	com	423074103	228	"6,706"			other	0	0		"6,706"
	Home Depot	com	437076102	"7,202"	"225,073"			other	0	"6,350"	0	"218,723"
	Intel	com	458140100	564	"20,135"			other	0	0	0	"20,135"
	Johnson & Johnson	com	478160104	"9,588"	"191,762"			other	0	"5,400"	0	"186,362"
	Morgan (J. P.) Chase	com	616880100	285	"8,397"			other	0	0	0	"8,397"
	"Lilly, Eli"	com	532457108	973	"16,485"			other	0	"1,375"	0	"15,110"
	Linear Technology	com	402590391	"6,026"	"167,397"			other	0	"4,600"	0	"162,797"
	Lowe's Cos.	com	548661107	"4,335"	"83,360"			other	0	"2,300"	0	"81,060"
	Marsh & McLennan	com	571748102	"1,525"	"31,765"			other	0	450	0	"31,315"
	McDonalds	com	580135101	250	"10,400"			other	0	0	0	"10,400"
	Medco Health Solutions	com	58405U102	372	"14,294"			other	0	498		"13,796"
	Medtronic	com	585055106	"3,232"	"68,758"			other	0	"3,000"	0	"65,758"
	Merck	com	589331107	"6,672"	"130,829"			other	0	"4,150"	0	"126,679"
	Microsoft	com	594918104	"5,892"	"210,444"			other	0	"4,900"	0	"205,544"
	Oracle	com	68389X105	955	"86,820"			other	0	"1,600"	0	"85,220"
	Paychex Inc.	com	704326107	"3,674"	"108,054"			other	0	"2,500"	0	"105,554"
	Pepisco	com	713448108	"5,997"	"130,376"			other	0	"3,425"	0	"126,951"
	Pfizer	com	717081103	"4,290"	"143,015"			other	0	"4,000"	0	"139,015"
	Procter & Gamble	com	742718109	"5,430"	"58,393"			other	0	"2,550"	0	"55,843"
	Qualcomm Inc.	com	747525103	"2,500"	"59,534"			other	0	"1,200"	0	"58,334"
	Regions Financial	com	758940100	399	"11,740"			other	0	500	0	"11,240"
	State Street Corp.	com	857473102	"4,875"	"108,340"			other	0	"2,500"	0	"105,840"
	Stryker Corp.	com	863667101	"10,081"	"134,408"			other	0	"3,600"	0	"130,808"
	Sysco  Corp.	com	871829107	"11,206"	"339,565"			other	0	"11,900"	0	"327,665"
	US Oncology	com	90338W103	100	"14,279"			other	0	0	0	"14,279"
	Walgreen	com	931422109	"4,587"	"147,957"			other	0	"2,600"	0	"145,357"
	Wal-Mart Stores	com	931142103	"6,341"	"113,228"			other	0	"4,900"	0	"108,328"
	"Wrigley, Wm."	com	982526105	509	"9,250"			other	0	0	0	"9,250"
	Wyeth	com	983024100	"1,586"	"34,469"			other	0	0	0	"34,469"